UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number: 811-604

Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jennifer L. Butler
Secretary
Washington Mutual Investors Fund
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

ITEM 1. Schedule of Investments.

Washington Mutual Investors Fund SM
Investment portfolio, January 31, 2012 (unaudited)
January 31, 2012

	Shares	Value
Common stocks - 96.44%		(000)

ENERGY - 13.96%
Baker Hughes Inc.	2,180,000	$ 107,103
Chevron Corp.	29,881,800	3,080,216
ConocoPhillips	9,010,000	614,572
Hess Corp.	2,140,000	120,482
Marathon Oil Corp.	3,500,000	109,865
Pioneer Natural Resources Co.	3,950,000	392,235
Royal Dutch Shell PLC, Class A (ADR)	886,700	63,275
Royal Dutch Shell PLC, Class B (ADR)	28,990,000	2,126,127
Schlumberger Ltd.	6,597,900	495,964
Technip SA (ADR)	8,940,000	211,610
		7,321,449

MATERIALS - 5.19%
Air Products and Chemicals, Inc.	2,400,000	211,272
Dow Chemical Co.	35,024,226	1,173,662
E.I. du Pont de Nemours and Co.	6,260,000	318,571
MeadWestvaco Corp.	5,545,000	163,245
Nucor Corp.	8,200,000	364,818
Potash Corp. of Saskatchewan Inc.	3,180,000	148,633
Praxair, Inc.	2,500,000	265,500
Sigma-Aldrich Corp.	200,000	13,608
Syngenta AG (ADR)	1,075,000	65,253
		2,724,562

INDUSTRIALS - 17.14%
Boeing Co.	16,010,000	1,187,622
Caterpillar Inc.	2,800,000	305,536
CSX Corp.	19,000,000	428,450
Deere & Co.	2,200,000	189,530
Eaton Corp.	7,300,000	357,919
Emerson Electric Co.	9,920,000	509,690
General Dynamics Corp.	2,950,000	204,022
General Electric Co.	31,200,000	583,752
Honeywell International Inc.	360,000	20,894
Illinois Tool Works Inc.	2,920,000	154,848
Lockheed Martin Corp.	11,590,000	954,089
Norfolk Southern Corp.	8,800,000	635,360
Northrop Grumman Corp.	12,475,000	724,174
Parker Hannifin Corp.	2,400,000	193,632
Pitney Bowes Inc.	2,751,864	52,203
Precision Castparts Corp.	90,000	14,731
Rockwell Automation	2,000,000	155,740
Siemens AG (ADR)	735,000	69,303
Union Pacific Corp.	9,685,000	1,107,092
United Technologies Corp.	8,620,000	675,377
W.W. Grainger, Inc.	525,000	100,138
Waste Management, Inc.	10,500,000	364,980
		8,989,082

CONSUMER DISCRETIONARY - 9.15%
Amazon.com, Inc. (1)	1,929,000	375,075
Home Depot, Inc.	33,671,000	1,494,656
Johnson Controls, Inc.	14,295,000	454,152
Lowe's Companies, Inc.	6,400,000	171,712
McDonald's Corp.	11,220,000	1,111,341
McGraw-Hill Companies, Inc.	10,119,100	465,478
VF Corp.	5,100,000	670,599
Walt Disney Co.	1,500,000	58,350
		4,801,363

CONSUMER STAPLES - 8.51%
Avon Products, Inc.	4,400,000	78,188
Coca-Cola Co.	13,960,000	942,719
Colgate-Palmolive Co.	1,860,000	168,739
Costco Wholesale Corp.	950,000	78,156
Kraft Foods Inc., Class A	24,765,000	948,499
Nestlé SA (ADR)	7,505,000	431,763
PepsiCo, Inc.	10,700,000	702,669
Procter & Gamble Co.	15,360,800	968,345
Unilever NV (New York registered)	4,300,000	143,405
		4,462,483

HEALTH CARE - 12.49%
Abbott Laboratories	1,800,000	97,470
Aetna Inc.	7,352,400	321,300
Baxter International Inc.	13,735,000	762,018
Bristol-Myers Squibb Co.	27,118,900	874,313
Cardinal Health, Inc.	17,270,000	743,128
Eli Lilly and Co.	3,000,000	119,220
Johnson & Johnson	20,720,000	1,365,655
Merck & Co., Inc.	53,425,000	2,044,041
Pfizer Inc	4,250,000	90,950
UnitedHealth Group Inc.	2,500,000	129,475
		6,547,570

FINANCIALS - 8.97%
Allstate Corp.	5,050,000	145,692
American Express Co.	21,550,000	1,080,517
Chubb Corp.	2,500,000	168,525
Citigroup Inc.	3,000,000	92,160
Goldman Sachs Group, Inc.	4,992,000	556,458
JPMorgan Chase & Co.	4,218,700	157,358
M&T Bank Corp.	1,250,000	99,675
Marsh & McLennan Companies, Inc.	10,606,900	335,072
Moody's Corp.	2,450,000	91,214
PNC Financial Services Group, Inc.	3,240,000	190,901
Toronto-Dominion Bank	1,300,000	100,256
U.S. Bancorp	12,160,000	343,155
Wells Fargo & Co.	46,048,100	1,345,065
		4,706,048

INFORMATION TECHNOLOGY - 7.81%
Apple Inc. (1)	1,835,000	837,641
Automatic Data Processing, Inc.	5,012,700	274,596
Google Inc., Class A (1)	450,000	261,049
Intel Corp.	3,000,000	79,260
International Business Machines Corp.	815,000	156,969
Linear Technology Corp.	8,758,000	291,817
Microsoft Corp.	26,445,000	780,921
Oracle Corp.	24,103,300	679,713
Paychex, Inc.	4,160,000	131,040
Texas Instruments Inc.	18,542,500	600,406
		4,093,412

TELECOMMUNICATION SERVICES - 5.80%
AT&T Inc.	36,035,000	1,059,789
CenturyLink, Inc.	3,920,000	145,158
Verizon Communications Inc.	48,770,000	1,836,678
		3,041,625
UTILITIES - 5.97%
Ameren Corp.	1,400,000	44,296
American Electric Power Co., Inc.	3,800,000	150,328
Dominion Resources, Inc.	9,550,000	477,882
Duke Energy Corp.	15,375,000	327,641
Edison International	2,600,000	106,704
Exelon Corp.	6,375,000	253,598
FirstEnergy Corp.	7,500,000	316,650
National Grid PLC (ADR)	7,930,000	395,628
PG&E Corp.	15,520,000	631,043
PPL Corp.	2,500,000	69,475
Southern Co.	7,300,000	332,588
Xcel Energy Inc.	850,000	22,610
		3,128,443

MISCELLANEOUS - 1.45%
Other common stocks in initial period of acquisition		759,253

Total common stocks (cost: $39,799,764,000)		50,575,290

	Principal	Value
Short-term securities - 3.43%	amount (000)	(000)

Chariot Funding, LLC 0.13%-0.22% due 2/3-3/20/2012 (2)	$ 68,000	$ 67,993
Cisco Systems, Inc. 0.06% due 2/9/2012 (2)	17,200	17,200
Coca-Cola Co. 0.13%-0.15% due 5/16-6/5/2012 (2)	50,000	49,974
Emerson Electric Co. 0.06% due 2/16/2012 (2)	45,000	44,999
Fannie Mae 0.01%-0.13% due 2/8-4/27/2012	155,320	155,316
Federal Home Loan Bank 0.01%-0.15% due 2/8-8/13/2012	535,025	534,972
Freddie Mac 0.05%-0.15% due 5/7-7/6/2012	207,719	207,658
General Electric Capital Services, Inc. 0.12% due 2/14/2012	30,000	29,999
General Electric Co. 0.04% due 2/1/2012	74,550	74,550
Harvard University 0.06% due 2/13/2012	25,000	24,999
Jupiter Securitization Co., LLC 0.18% due 2/15/2012 (2)	15,000	14,998
Merck & Co. Inc. 0.06% due 2/22/2012 (2)	50,000	49,998
National Rural Utilities Cooperative Finance Corp. 0.07% due 2/13/2012	25,000	24,999
NetJets Inc. 0.06% due 2/7/2012 (2)	34,700	34,699
PepsiCo Inc. 0.04% due 2/9/2012 (2)	33,900	33,900
Private Export Funding Corp. 0.12% due 3/12/2012 (2)	50,000	49,983
Procter & Gamble Co. 0.07% due 4/23/2012 (2)	50,000	49,990
Procter & Gamble International Funding S.C.A. 0.05% due 2/8/2012 (2)	46,700	46,699
Straight-A Funding LLC 0.13%-0.19% due 3/5-4/4/2012 (2)	105,000	104,987
U.S. Treasury Bills 0.03%-0.07% due 2/9-7/26/2012	183,000	182,978
Total short-term securities (cost: $1,800,858,000)		1,800,891

Total investment securities (cost: $41,600,622,000)		52,376,181
Other assets less liabilities		67,178

Net assets		$52,443,359

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $565,420,000, which represented 1.08% of the net assets of the Fund.

Valuation disclosures	unaudited

The Fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the Fund as of the date the trades are executed with brokers.

Methods and inputs – The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$7,321,449	$—	$—	$7,321,449
Materials	2,724,562	—	—	2,724,562
Industrials	8,989,082	—	—	8,989,082
Consumer discretionary	4,801,363	—	—	4,801,363
Consumer staples	4,462,483	—	—	4,462,483
Health care	6,547,570	—	—	6,547,570
Financials	4,706,048	—	—	4,706,048
Information technology	4,093,412	—	—	4,093,412
Telecommunication services	3,041,625	—	—	3,041,625
Utilities	3,128,443	—	—	3,128,443
Miscellaneous	759,253	—	—	759,253
Short-term securities	—	1,800,891	—	1,800,891
Total	$50,575,290	$1,800,891	$—	$52,376,181

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$11,369,041.00
Gross unrealized depreciation on investment securities	(642,470.00)
Net unrealized appreciation on investment securities	10,726,571.00
Cost of investment securities for federal income tax purposes	41,649,610.00

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

ITEM 2. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred  during the  Registrant's last fiscal quarter that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  Registrant's internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By  /s/Jeffrey L. Steele
                                  Jeffrey L. Steele, President and Principal Executive Officer

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
      Jeffrey L. Steele, President and Principal Executive Officer

Date: March 28, 2012

     By  /s/ Michael W. Stockton
     Michael W. Stockton, Principal Financial Officer,
     Senior Vice President and Treasurer

Date: March 28, 2012